Equity Incentive Plan (Details) - USD ($) $ / shares in Units, $ in Thousands										11 Months Ended	12 Months Ended
	Apr. 07, 2025	Mar. 27, 2025	Sep. 27, 2024	Mar. 27, 2024	Oct. 05, 2023	Jun. 05, 2023	Jan. 05, 2023	Dec. 28, 2022	Oct. 14, 2022	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Jul. 05, 2022
General and Administrative Expenses [Member]
Equity Incentive Plan [Abstract]
Stock based compensation expense										$ 2,789	$ 756	$ 2,522
Subsequent Event [Member]
Equity Incentive Plan [Abstract]
Shares reserved for issuance (in shares)	400,000
Certain Employees of Service Providers [Member]
Number of Shares [Roll Forward]
Granted (in shares)				65,000
Certain Employees of Service Providers [Member] | Subsequent Event [Member]
Number of Shares [Roll Forward]
Granted (in shares)	75,000
Sole Director of Company's Commercial Manager [Member]
Equity Incentive Plan [Abstract]
Stock based compensation expense										$ 0	23	0
Restricted Stock [Member]
Unrecognized Cost for Non-vested Shares [Abstract]
Unrecognized cost for non-vested shares											$ 104	$ 0
Recognition period for unrecognized cost of non-vested shares											2 months 23 days
Awarded December 28, 2022 [Member] | Restricted Stock [Member]
Number of Shares [Roll Forward]
Granted (in shares)								700,000
Awarded December 28, 2022 [Member] | Restricted Stock [Member] | Board of Directors [Member]
Number of Shares [Roll Forward]
Granted (in shares)								580,000
Awarded December 28, 2022 [Member] | Restricted Stock [Member] | Certain Employees of Service Providers [Member]
Number of Shares [Roll Forward]
Granted (in shares)								120,000
Plan [Member]
Equity Incentive Plan [Abstract]
Shares reserved for issuance (in shares)				400,000				2,000,000	1,500,000				150,000
Plan [Member] | Restricted Stock [Member]
Number of Shares [Roll Forward]
Outstanding at beginning of year (in shares)											0	1,133,316
Granted (in shares)											335,000	0
Vested (in shares)											(167,500)	(1,133,316)
Forfeited (in shares)											0	0
Outstanding at end of year (in shares)										1,133,316	167,500	0
Weighted Average Grant Date Price [Roll Forward]
Outstanding at beginning of year (in dollars per share)											$ 0	$ 3.12
Granted (in dollars per share)											2.64	0
Vested (in dollars per share)											2.64	3.12
Forfeited (in dollars per share)												0
Outstanding at end of year (in dollars per share)										$ 3.12	$ 2.64	$ 0
Plan [Member] | Awarded March 27, 2024 [Member] | Restricted Stock [Member]
Number of Shares [Roll Forward]
Granted (in shares)				335,000
Vested (in shares)			(100,500)	(67,000)
Weighted Average Grant Date Price [Roll Forward]
Granted (in dollars per share)				$ 2.635
Plan [Member] | Awarded March 27, 2024 [Member] | Restricted Stock [Member] | Subsequent Event [Member]
Number of Shares [Roll Forward]
Vested (in shares)		(167,500)
Plan [Member] | Awarded March 27, 2024 [Member] | Restricted Stock [Member] | Board of Directors [Member]
Number of Shares [Roll Forward]
Granted (in shares)				260,000
Plan [Member] | Awarded March 27, 2024 [Member] | Restricted Stock [Member] | Certain Employees of Service Providers [Member]
Number of Shares [Roll Forward]
Granted (in shares)				65,000
Plan [Member] | Awarded March 27, 2024 [Member] | Restricted Stock [Member] | Sole Director of Company's Commercial Manager [Member]
Number of Shares [Roll Forward]
Granted (in shares)				10,000
Plan [Member] | Awarded October 14, 2022 [Member] | Restricted Stock [Member]
Number of Shares [Roll Forward]
Granted (in shares)									1,000,000
Vested (in shares)						(333,328)	(333,328)		(333,344)
Weighted Average Grant Date Price [Roll Forward]
Granted (in dollars per share)									$ 2.28
Plan [Member] | Awarded October 14, 2022 [Member] | Restricted Stock [Member] | Board of Directors [Member]
Number of Shares [Roll Forward]
Granted (in shares)									800,000
Plan [Member] | Awarded October 14, 2022 [Member] | Restricted Stock [Member] | Certain Employees of Service Providers [Member]
Number of Shares [Roll Forward]
Granted (in shares)									200,000
Plan [Member] | Awarded December 28, 2022 [Member] | Restricted Stock [Member]
Number of Shares [Roll Forward]
Vested (in shares)					(233,330)	(233,330)		(233,340)
Weighted Average Grant Date Price [Roll Forward]
Granted (in dollars per share)								$ 4.33